Share-based Compensation - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Detail)	12 Months Ended
Dec. 31, 2019 ¥ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Employees, Non-vested at December 31, 2019	23,809,190
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to Employees, Granted	23,809,190
Options to Employees, Non-vested at December 31, 2019	23,809,190
Weighted Average Grant-Date Fair Value, Granted | ¥ / shares	¥ 4.20
Weighted Average Grant-Date Fair Value, Non-vested at December 31, 2019 | ¥ / shares	¥ 4.20